Statements of Cash Flows (USD $)	7 Months Ended	12 Months Ended
	May 31, 2013	May 31, 2013
Cash flows from operating activities:
Net loss	$ (10,501)	$ (10,501)
Adjustments to reconcile net loss to net cash used by operating activities:
Accounts payable and accrued expenses	2,440	2,440
Net cash used by operating activities	(8,061)	(8,061)
Cash flows from financing activities:
Proceeds from issuance of common stock	26,950	26,950
Stockholder's loan	613	613
Net cash provided by financing activities	27,563	27,563
Net increase in cash	19,502	19,502
Cash at beginning of period	0
Cash at end of period	19,502	19,502
Cash paid during the period for:
Interest	0	0
Income taxes	$ 0	$ 0